Loan Receivables	12 Months Ended
Dec. 31, 2024
Loan Receivables [Abstract]
LOAN RECEIVABLES
11	LOAN RECEIVABLES

	December 31, 2023	December 31, 2024
	RM	RM	US$

Personal loans	2,912,547	153,912	34,429
Term loans	46,158,848	93,551,807	20,926,943
	49,071,395	93,705,719	20,961,372
Less: Unearned interest	(12,222,634)	(17,887,877)	(4,001,404)
	36,848,761	75,817,842	16,959,968
Less: Provision for allowance for expected credit losses on loan receivables	(272,225)	(510,281)	(114,147)
	36,576,536	75,307,561	16,845,821
Movement in provision for allowance for expected credit losses on loan receivables as follows:

At beginning of the year	-	272,225	60,895
Additions	272,225	238,056	53,252
At end of the year	272,225	510,281	114,147

	December 31, 2023	December 31, 2024
	RM	RM	US$

Current asset	15,378,236	45,971,489	10,283,529
Non-current asset	21,198,300	29,336,072	6,562,292
	36,576,536	75,307,561	16,845,821

Loans receivables bears interest of 5% to 18% (2023: 18%) per annum and is due within the next one to five years.

The average credit period for services rendered is 30 (2023: 30) days. No interest is charged on the outstanding balances.

	December 31, 2023	December 31, 2024
	RM	RM	US$
Not past due	35,253,705	73,517,552	16,445,408
Past due (i)	1,595,056	2,300,290	514,560
	36,848,761	75,817,842	16,959,968
Less: Provision for allowance for expected credit losses on loan receivables	(272,225)	(510,281)	(114,147)
	36,576,536	75,307,561	16,845,821

A majority of the Company’s loan receivables that are neither past due nor impaired are with creditworthy counterparties with good track record of credit history.

(i)	Aging of loan receivables that are past due the average credit period:

	December 31, 2023	December 31, 2024
	RM	RM	US$
< 30 days	1,482,120	208,557	46,653
31 days to 60 days	103,416	974,151	217,911
61 days to 210 days	9,520	990,446	221,556
211 days to 240 days	-	127,136	28,440
241 days to < 1 year	-	-	-
Total (ii)	1,595,056	2,300,290	514,560

(ii)	These amounts are stated before any deduction for provision for allowance for ECL and are not secured by any collateral or credit enhancements.

In determining the recoverability of loan receivables, the Company considers any changes in the credit quality of the loan receivables from the date credit was initially granted up to the reporting date. There was no significant change in credit quality for the Company’s loan receivables balances which are past due and partially impaired.

The allowance for ECL in loan receivables has been determined by taking into consideration recovery prospects and past doubtful experience.

As part of the Company ’s credit risk management, the Company assesses the impairment for its customers based on different group of customers which share common risk characteristics that are representative of the customers’ abilities to pay all amounts due in accordance with the contractual terms.

Allowance for ECL on loan receivables has been measured at an amount equal to lifetime ECL. The ECL on loan receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, general economic conditions of the industry in which the debtors operate.

The Company has recognized 2.71% ECL against past due loan receivables and 0.5% ECL against not past due receivables. For specific and individual loan receivables, the Company has access them individually to decide whether the loan receivables have recoverable issues based on the closely contact and past experience to justify it.

The Company assesses ECL on an annual basis to ensure that the ECL allowance remains appropriate and reflective of current credit risk conditions. There have been no changes in estimation techniques or significant assumptions used in calculating ECL during the current reporting period. A loan receivable is written off when there is objective evidence that the debtor is experiencing significant financial hardship and there is no reasonable expectation of recovery. Indicators of such conditions include the debtor entering liquidation or significant deterioration in creditworthiness with no expected future cash flows.

The following table details the provision for ECL based on the Company’s provision matrix, based on past due status is not further distinguished between the Company’s different customer base:

	Loan receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	237,382	31,125	3,102	616	-	-	272,225
Lifetime ECL – December 31, 2024	460,365	4,526	21,139	21,492	2,759	-	510,281